Loan Securitization (Changes In The Fair Value Of The Company's Servicing Asset) (Details) (USD $) In Thousands, unless otherwise specified					12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2009 Servicing Asset [Member]
Servicing Assets at Fair Value [Line Items]
Beginning fair value	$ 6,700	$ 8,762	$ 6,745	$ 3,990
Fair value determined upon transfer of loans					2,820
Changes in fair value due to changes in inputs and assumptions					(1,610)	[1]
Other changes					38	[2]
Ending fair value	$ 6,700	$ 8,762	$ 6,745	$ 3,990	$ 1,248

[1]	The Company measured servicing assets at fair value and reported the change in other non-interest income.
[2]	Represents accretable yield reported in other non-interest income.